Equity (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Equity Abstract
Net income of the year	$ 6,166	$ 7,983	$ 18,788
Appropriation to legal reserve (i)			(276)
Appropriation to tax incentive reserve	(392)	(891)	(1,157)
Net income after appropriations to legal reserve and tax incentive reserve	5,774	7,092	17,355
Minimum remuneration to shareholders (ii)	1,698	2,042	4,386
Additional shareholders' remuneration
According to shareholder remuneration policy (iii)	1,394	2,066	437
Additional remuneration from the net income for the year (iv)	500	2,000
Total remuneration to shareholders	3,592	6,108	4,823
Appropriation to statutory reserve	2,182	984	8,821
Appropriation to retained earnings reserve			$ 3,711